Derivative Positions Presented On Net Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Gross amounts recognized in the consolidated balance sheet, Asset	$ 19	$ 30
Gross amount subject to offset in master netting arrangements not offset in the consolidated balance sheet, Asset	(4)	(3)
Total, Asset	15	27
Gross amounts recognized in the consolidated balance sheet, Liability	4	3
Gross amount subject to offset in master netting arrangements not offset in the consolidated balance sheet, Liability	$ (4)	$ (3)